Note 34 - Income Taxes - Income Tax Charged or Credited to Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Charged or Credited to Equity
Actuarial gains/losses related to defined benefit plans	€ 137	€ (642)	€ (207)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	18	(25)	5
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains/losses arising during the period	59	312	111
Realized net gains/losses arising during the period (reclassified to profit or loss)	1	(61)	68
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	(132)	229	(2)
Net gains/losses reclassified to profit or loss	(110)	(18)	15
Other equity movement:
Unrealized net gains/losses arising during the period	151	192	88
Net gains/losses reclassified to profit or loss	0	0	6
Income taxes (charged) credited to other comprehensive income	124	(13)	84
Other income taxes (charged) credited to equity	€ 50	€ 25	€ 45